Commitments - Capital and Raw Material Commitment (Details) - CAD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Contractual Commitments
PROPERTY, PLANT AND EQUIPMENT	$ 51	$ 36
INTANGIBLE ASSETS	22	6
RAW MATERIAL		331
Plant in New Jersey
Disclosure Of Contractual Commitments
Minimum finance lease payments payable, at present value	96
No later than one year
Disclosure Of Contractual Commitments
PROPERTY, PLANT AND EQUIPMENT	51	36
INTANGIBLE ASSETS	8	2
RAW MATERIAL		73
Later than one year but no later than five years
Disclosure Of Contractual Commitments
PROPERTY, PLANT AND EQUIPMENT	0	0
INTANGIBLE ASSETS	14	3
RAW MATERIAL		258
More than five years
Disclosure Of Contractual Commitments
PROPERTY, PLANT AND EQUIPMENT	0	0
INTANGIBLE ASSETS	$ 0	1
RAW MATERIAL		$ 0